Major Customers (Details)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Major Customers (Details) [Line Items]
Revenues			22.00%
Accounts receivable		28.00%
Two Major Customer [Member]
Major Customers (Details) [Line Items]
Revenues		44.00%	23.00%
One Major Customer [Member]
Major Customers (Details) [Line Items]
Accounts Receivable Percentage	14.00%